EARNINGS PER SHARE (Details)	12 Months Ended
	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2015 CNY (¥) ¥ / shares shares	Dec. 31, 2014 CNY (¥) ¥ / shares shares	Dec. 31, 2013 CNY (¥) ¥ / shares shares
Numerator:
Net income attributable to Ctrip's shareholders	$ 387,115,360	¥ 2,507,655,884	¥ 242,739,781	¥ 998,319,684
Eliminate the dilutive effect of interest expense of convertible notes | ¥		185,589,773		15,496,021
Numerator for diluted earnings per share | ¥		¥ 2,693,245,657	¥ 242,739,781	¥ 1,013,815,705
Denominator:
Denominator for basic earnings per ordinary share - weighted average ordinary shares outstanding	37,797,698	37,797,698	34,289,170	32,905,601
Dilutive effect of share options	2,962,481	2,962,481	3,106,496	2,359,614
Dilutive effect of convertible notes	6,102,417	6,102,417		2,206,157
Dilutive effect of convertible notes sold warrants	512,652	512,652	812,192	598,469
Denominator for diluted earnings per ordinary share	47,375,248	47,375,248	38,207,858	38,069,841
Earning per share
Number of outstanding weighted average ordinary shares excluded from the calculation of diluted earnings per common share	2,385,984	2,385,984	6,823,534	1,645,940
2017 Convertible Senior Notes
Earning per share
Number of outstanding weighted average ordinary shares excluded from the calculation of diluted earnings per common share			1,587,142
2018 Convertible Senior Notes
Earning per share
Number of outstanding weighted average ordinary shares excluded from the calculation of diluted earnings per common share			2,551,346	524,249
2025 Convertible Senior Notes
Earning per share
Number of outstanding weighted average ordinary shares excluded from the calculation of diluted earnings per common share	486,999	486,999
Priceline Convertible 2019 Notes
Earning per share
Number of outstanding weighted average ordinary shares excluded from the calculation of diluted earnings per common share			614,535
Priceline Convertible 2025 Notes
Earning per share
Number of outstanding weighted average ordinary shares excluded from the calculation of diluted earnings per common share	50,023	50,023
A long-term equity investment firm 2025 Convertible Notes
Earning per share
Number of outstanding weighted average ordinary shares excluded from the calculation of diluted earnings per common share	50,023	50,023
Stock options
Earning per share
Number of outstanding weighted average ordinary shares excluded from the calculation of diluted earnings per common share	64,074	64,074	74,104	251,266
Sold Warrants
Earning per share
Number of outstanding weighted average ordinary shares excluded from the calculation of diluted earnings per common share	1,734,865	1,734,865	1,996,407	870,425
Ordinary shares
Earning per share
Basic (in dollars per share) | (per share)	$ 10.24	¥ 66.34	¥ 7.08	¥ 30.34
Diluted (in dollars per share) | (per share)	8.78	56.85	6.35	26.63
ADS
Earning per share
Basic (in dollars per share) | (per share)	1.28	8.29	0.88	3.79
Diluted (in dollars per share) | (per share)	$ 1.10	¥ 7.11	¥ 0.79	¥ 3.33